Loan Sale and Servicing Activities and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Loan Sale and Servicing Activities and Variable Interest Entities [Abstract]
Cash Flows Associated with Loan Sale and Servicing Activities
Table 36: Cash Flows Associated with Loan Sale and Servicing Activities

In millions	Residential Mortgages	Commercial Mortgages (a)
Cash Flows - Year ended December 31, 2019
Sales of loans (b)	$4,259	$3,540
Repurchases of previously transferred loans (c)	$321	$30
Servicing fees (d)	$352	$130
Servicing advances recovered/(funded), net	$45	$63
Cash flows on mortgage-backed securities held (e)	$4,362	$84
Cash Flows - Year ended December 31, 2018
Sales of loans (b)	$4,474	$4,140
Repurchases of previously transferred loans (c)	$393	$32
Servicing fees (d)	$362	$135
Servicing advances recovered/(funded), net	$45	$(3)
Cash flows on mortgage-backed securities held (e)	$1,964	$109

(a)	Represents cash flow information associated with both commercial mortgage loan transfer and servicing activities.

(b)	Gains/losses recognized on sales of loans were insignificant for the periods presented.

(c)
Includes both residential and commercial mortgage government insured or guaranteed loans eligible for repurchase through the exercise of our ROAP option, as well as residential mortgage loans repurchased due to alleged breaches of origination covenants or representations and warranties made to purchasers.

(d)	Includes contractually specified servicing fees, late charges and ancillary fees.
(e)
Represents cash flows on securities where we transferred to, and/or service loans for, a securitization SPE and we hold securities issued by that SPE. The carrying values of such securities held were $17.8 billion in residential mortgage-backed securities and $.6 billion in commercial mortgage-backed securities at December 31, 2019 and $13.3 billion in residential mortgage-backed securities and $.6 billion in commercial mortgage-backed securities at December 31, 2018.

Principal Balance, Delinquent Loans (Loans 90 Days or More Past Due), and Net Charge-Offs Related to Serviced Loans
Table 37: Principal Balance, Delinquent Loans and Net Charge-offs Related to Serviced Loans For Others

In millions	Residential Mortgages	Commercial Mortgages (a)
December 31, 2019
Total principal balance	$49,323	$42,414
Delinquent loans (b)	$492	$64
December 31, 2018
Total principal balance	$54,028	$47,969
Delinquent loans (b)	$622	$234
Year ended December 31, 2019
Net charge-offs (c)	$40	$520
Year ended December 31, 2018
Net charge-offs (c)	$47	$269

(a)	Represents information at the securitization level in which we have sold loans and we are the servicer for the securitization.

(b)	Serviced delinquent loans are 90 days or more past due or are in process of foreclosure.
(c)
Net charge-offs for Residential mortgages represent credit losses less recoveries distributed and as reported to investors during the period. Net charge-offs for Commercial mortgages represent credit losses less recoveries distributed and as reported by the trustee for commercial mortgage backed securitizations. Realized losses for Agency securitizations are not reflected as we do not manage the underlying real estate upon foreclosure and, as such, do not have access to loss information.

Non-Consolidated VIEs
Table 38: Non-Consolidated VIEs

In millions	PNC Risk of Loss (a)	Carrying Value of Assets Owned by PNC		Carrying Value of Liabilities Owned by PNC
December 31, 2019
Mortgage-backed securitizations (b)	$19,287	$19,287	(c)
Tax credit investments and other	3,131	3,028	(d)	$1,101	(e)
Total	$22,418	$22,315		$1,101
December 31, 2018
Mortgage-backed securitizations (b)	$14,266	$14,266	(c)
Tax credit investments and other	2,949	2,911	(d)	$806	(e)
Total	$17,215	$17,177		$806

(a)
Represents loans, investments and other assets related to non-consolidated VIEs, net of collateral (if applicable). The risk of loss excludes any potential tax recapture associated with tax credit investments.

(b)
Amounts reflect involvement with securitization SPEs where we transferred to, and/or service loans for, an SPE and we hold securities issued by that SPE. Values disclosed in the PNC Risk of Loss column represent our maximum exposure to loss for those securities’ holdings.

(c)	Included in Investment securities, Mortgage servicing rights and Other assets on our Consolidated Balance Sheet.

(d)	Included in Investment securities, Loans, Equity investments and Other assets on our Consolidated Balance Sheet.
(e)
Included in Deposits and Other liabilities on our Consolidated Balance Sheet.